CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]
BEGINNING BALANCE at Dec. 31, 2013	$ 4,924,982	$ 16,667	$ (5,960)	$ 3,479,399	$ (15,592)	$ 772,156	$ 678,312
BEGINNING BALANCE (in shares) at Dec. 31, 2013		1,666,633,448	(16,222,246)
Net income (loss) for the year	527,386					608,280	(80,894)
Capital contribution from noncontrolling interests	92,000						92,000
Foreign currency translation adjustment	(2,468)				(1,538)		(930)
Change in fair value of interest rate swap agreements	(19)				(19)
Share-based compensation	20,401			18,233			2,168
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)			(208,278)
Shares purchased under trust arrangement for future vesting of restricted shares	(1,721)		$ (1,721)
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)			467,121
Transfer of shares purchased under trust arrangement for restricted shares vested			$ 3,648	(3,648)
Shares repurchased for retirement (in shares)			(36,649,344)
Shares repurchased for retirement	(300,495)		$ (300,495)
Retirement of shares (in shares)		(32,931,528)	32,931,528
Retirement of shares		$ (330)	$ 271,341	(271,011)
Issuance of shares for restricted shares vested (in shares)			1,068,534
Issuance of shares for restricted shares vested			$ 11	(11)
Exercise of share options (in shares)			928,299
Exercise of share options	2,156		$ 9	2,147
Change in shareholding of the Philippine subsidiaries	122,166			57,293			64,873
Dividend declared	(342,718)			(189,459)		(153,259)
ENDING BALANCE at Dec. 31, 2014	5,041,670	$ 16,337	$ (33,167)	3,092,943	(17,149)	1,227,177	755,529
ENDING BALANCE (in shares) at Dec. 31, 2014		1,633,701,920	(17,684,386)
Net income (loss) for the year	(60,808)					105,747	(166,555)
Foreign currency translation adjustment	(9,376)				(4,767)		(4,609)
Change in fair value of interest rate swap agreements	(42)				(18)		(24)
Share-based compensation	20,850			18,640			2,210
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)			466,203
Transfer of shares purchased under trust arrangement for restricted shares vested			$ 3,732	(3,732)
Retirement of shares (in shares)		(3,717,816)	3,717,816
Retirement of shares		$ (37)	$ 29,154	(29,117)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		940,419	(940,419)
Shares issued for future vesting of restricted shares and exercise of share options		$ 9	$ (9)
Issuance of shares for restricted shares vested (in shares)			136,809
Issuance of shares for restricted shares vested			$ 1	(1)
Exercise of share options (in shares)			1,368,747
Exercise of share options	2,415		$ 14	2,401
Transfer of property and equipment between subsidiaries				3,433			(3,433)
Change in shareholding of the Philippine subsidiaries				(9,108)			9,108
Dividend declared	(62,850)					(62,850)
ENDING BALANCE at Dec. 31, 2015	4,931,859	$ 16,309	$ (275)	3,075,459	(21,934)	1,270,074	592,226
ENDING BALANCE (in shares) at Dec. 31, 2015		1,630,924,523	(12,935,230)
Net income (loss) for the year	66,918					175,906	(108,988)
Foreign currency translation adjustment	(5,803)				(2,871)		(2,932)
Change in fair value of interest rate swap agreements	61				37		24
Share-based compensation	18,479			17,900			579
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)			18,213
Transfer of shares purchased under trust arrangement for restricted shares vested			$ 146	(146)
Retirement of repurchased shares (in shares)		(155,000,000)
Retirement of repurchased shares	(803,171)	$ (1,550)		(203,496)		(598,125)
Issuance of shares for restricted shares vested (in shares)			303,318
Issuance of shares for restricted shares vested			$ 3	(3)
Exercise of share options (in shares)			1,789,929
Exercise of share options	3,254		$ 18	3,236
Transfer of property and equipment between subsidiaries				55			(55)
Change in shareholding of the Philippine subsidiaries	(2,614)			(1,304)			(1,310)
Dividend declared	(385,569)			(108,639)		(276,930)
ENDING BALANCE at Dec. 31, 2016	$ 3,823,414	$ 14,759	$ (108)	$ 2,783,062	$ (24,768)	$ 570,925	$ 479,544
ENDING BALANCE (in shares) at Dec. 31, 2016		1,475,924,523	(10,823,770)